Operating leases - Rental expense and sale and leaseback transactions (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)	Dec. 31, 2011 MXN ($)
Operating leases
Aircraft and engine	$ 307,696	$ 6,072,502	$ 5,590,058	$ 3,525,336
Airports facilities		44,251	40,591	39,993
Offices, maintenance warehouse and hangar		30,544	33,517	25,889
Total rental expenses on real estate		74,795	74,108	65,882
Total cost of operating leases		6,147,297	5,664,166	3,591,218
Gain on sale and leaseback transactions of aircraft and spare engines		65,886	484,827	181,736
Deferred loss on sale and leaseback transactions of aircraft and spare engines					$ 30,706
Loss on sale and leaseback transactions to be amortized		3,047	3,047
Non-current portion of loss on sale and leaseback transactions		11,413	14,460
Amortized portion of loss on sale and leaseback transactions		$ 3,047	$ 3,047	$ 3,047